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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Quantitative Group of Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey, Quantitative Group of Funds
 55 Old Bedford Road, Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS
12/31/2010 (unaudited)

Common Stock - 98.9%
	Shares	Value
AIRLINES - 0.0%
Hawaiian Holdings, Inc. (a)	5,405	42,375

AUTO COMPONENTS - 0.0%
Motorcar Parts of America, Inc. (a)	3,606	47,022

BANKS - 3.2%
Bank of the Ozarks, Inc.	7,458	323,304
CoBiz Financial, Inc.	119,558	726,913
Dime Community Bancshares, Inc.	3,172	46,279
F.N.B. Corporation	59,840	587,629
Pinnacle Financial Partners, Inc. (a)	66,045	896,891
Southside Bancshares, Inc.	2,037	42,920
WestAmerica Bancorporation	20,213	1,121,215
		3,745,151
CHEMICALS - 3.4%
Balchem Corporation	36,339	1,228,622
Ferro Corporation (a)	87,999	1,288,305
LSB Industries, Inc. (a)	56,336	1,366,711
Material Sciences Corporation (a)	8,422	53,817
		3,937,455
COMMERCIAL SERVICES & SUPPLIES - 7.1%
Acacia Research Corporation (a)	142,512	3,696,761
Ballantyne Strong, Inc. (a)	6,409	49,798
CAI International, Inc. (a)	2,083	40,827
Clean Harbors, Inc. (a)	5,835	490,607
Collectors Universe, Inc.	2,938	40,868
GP Strategies Corporation (a)	4,628	47,391
Kforce, Inc. (a)	124,721	2,017,986
Lincoln Educational Services Corporation	2,857	44,312
MediaMind Technologies, Inc. (a)	26,064	357,077
National American University	5,763	42,300
The Providence Service Corporation (a)	2,447	39,323
Waste Connections, Inc. (b)	51,627	1,421,291
		8,288,541
COMMUNICATIONS EQUIPMENT - 3.3%
Atheros Communications, Inc. (a)	10,004	359,344
Hughes Communications, Inc. (a)	15,378	621,886
NICE-Systems Ltd. (a)(c)	79,909	2,788,824
TeleNav, Inc. (a)	6,854	49,897
Westell Technologies, Inc., Class A (a)	14,533	47,523
		3,867,474
COMPUTERS & PERIPHERALS - 0.1%
Key Tronic Corporation (a)	7,844	40,946
Xyratex Ltd. (a)	2,733	44,575
		85,521
CONSTRUCTION & ENGINEERING - 0.4%
MasTec, Inc. (a)	29,348	428,187

CONTAINERS & PACKAGING - 0.9%
Silgan Holdings, Inc.	492	17,619
Sonoco Products Company	27,546	927,474
UFP Technologies, Inc. (a)	3,852	46,956
		992,049
DIVERSIFIED FINANCIALS - 4.5%
BofI Holding, Inc. (a)	3,104	48,143
Calamos Asset Management, Inc., Class A	3,627	50,778
Diamond Hill Investment Group, Inc	589	42,608
Federal Agricultural Mortgage Corp., Class C	3,147	51,359
Fifth Street Finance Corp.	80,584	978,290
First Cash Financial Services, Inc. (a)	56,235	1,742,723
Gladstone Investment Corp.	5,585	42,725
Hercules Technology Growth Capital, Inc.	78,148	809,613
Meta Financial Group, Inc.	3,338	45,764
Oppenheimer Holdings, Class A	1,827	47,886
optionsXpress Holdings, Inc.	40,573	635,779
Tower Bancorp, Inc.	33,151	730,648
Virtus Investment Partners, Inc. (a)	934	42,375
		5,268,691
DIVERSIFIED TELECOMMUNICATION - 0.1%
IDT Corporation, Class B	1,957	50,197
Neutral Tandem, Inc. (a)	2,936	42,396
		92,593
ELECTRICAL EQUIPMENT - 0.8%
Active Power, Inc. (a)	20,025	49,261
American Superconductor Corp. (a)(b)	29,284	837,230
Powell Industries, Inc. (a)	1,201	39,489
Preformed Line Products Company	925	54,136
		980,116
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.3%
DDi Corp.	4,020	47,275
eMagin Corporation (a)	8,832	52,992
ePlus, Inc. (a)	1,845	43,616
Finisar Corporation (a)	95,339	2,830,615
MedQuist, Inc.	4,828	41,762
OSI Systems, Inc. (a)	36,895	1,341,502
Riverbed Technology (a)	50,438	1,773,905
		6,131,667
ENERGY EQUIPMENT & SERVICES - 4.2%
Core Laboratories N.V.	55,052	4,902,381

FOOD & DRUG RETAILING - 2.5%
Central European Distribution Corporation (a)	33,676	771,180
United Natural Foods, Inc. (a)	58,236	2,136,097
Village Super Market, Inc., Class A	1,367	45,111
		2,952,388
FOOD PRODUCTS - 2.5%
Diamond Foods, Inc.	33,779	1,796,367
Hain Celestial Group, Inc. (a)	33,612	909,540
Inventure Foods, Inc. (a)	10,918	47,275
MGP Ingredients, Inc.	4,693	51,811
Schiff Nutrition International, Inc.	5,210	47,307
		2,852,300
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Atrion Corporation	253	45,403
Kensey Nash Corporation (a)	1,596	44,417
LeMaitre Vascular, Inc. (a)	6,624	44,845
Nutraceutical International Corporation (a)	2,964	42,059
Shamir Optical Industry, Ltd.	2,656	36,520
SXC Health Solutions, Corp. (a)	54,291	2,326,912
Synergetics USA, Inc. (a)	12,416	58,231
		2,598,387
HEALTH CARE PROVIDERS & SERVICES - 4.7%
Allied Healthcare International, Inc. (a)	14,984	37,610
Almost Family, Inc. (a)	1,230	47,257
BioScrip, Inc. (a)	183,998	962,309
Continucare Corporation (a)	9,053	42,368
eResearch Technology, Inc. (a)	136,026	999,791
Henry Schein, Inc. (a)	25,799	1,583,801
Metropolitan Health Networks, Inc. (a)	10,082	45,067
PDI, Inc. (a)	4,574	48,210
Psychemedics Corporation	4,932	40,344
U.S. Physical Therapy, Inc. (a)	2,257	44,734
Universal Health Services, Inc., Class B	37,295	1,619,348
		5,470,839
HOTELS, RESTAURANTS & LEISURE - 1.3%
AFC Enterprises, Inc. (a)	3,108	43,201
California Pizza Kitchen, Inc. (a)	26,072	450,524
Denny's Corporation (a)	11,713	41,933
Famous Dave's of America, Inc. (a)	4,421	49,294
Full House Resorts, Inc. (a)	13,208	44,907
Life Time Fitness, Inc. (a)	21,050	862,840
		1,492,699
INSURANCE - 0.1%
Crawford & Company, Class B (a)	15,036	51,123
Primus Guaranty, Ltd. (a)	9,016	45,801
		96,924
INTERNET SOFTWARE & SERVICES - 4.5%
A.D.A.M., Inc. (a)	4,431	31,859
Answers Corporation (a)	5,740	44,542
EasyLink Services International Corporation, Class A (a)	9,967	41,861
GeoEye, Inc. (a)	11,388	482,737
GSI Commerce, Inc. (a)	61,174	1,419,237
HealthStream, Inc. (a)	6,790	54,592
Internet Capital Group, Inc. (a)	159,489	2,267,934
LogMeIn, Inc. (a)	21,241	941,826
		5,284,588
IT CONSULTING & SERVICES - 2.6%
Alliance Data Systems Corporation (a)(b)	43,316	3,076,735

MACHINERY - 4.3%
Argan, Inc. (a)	5,198	48,185
Gardner Denver, Inc.	55,353	3,809,393
The Middleby Corporation (a)	13,337	1,125,910
		4,983,488
MARINE - 0.0%
Great Lakes Dredge & Dock Corporation	5,802	42,761

MEDIA - 3.4%
A. H. Belo Corporation, Class A (a)	5,124	44,579
Cinemark Holdings, Inc.	30,520	526,165
Journal Communications, Inc., Class A (a)	9,572	48,339
Regal Entertainment Group	280,056	3,287,857
		3,906,940
METALS & MINING - 5.4%
Compass Minerals International, Inc.	54,399	4,856,199
Great Northern Iron Ore Properties	311	43,692
Stillwater Mining Company (a)	66,625	1,422,444
		6,322,335
MULTILINE RETAIL - 0.9%
Fred's, Inc., Class A	74,778	1,028,945
Gordmans, Inc. (a)	3,193	53,515
		1,082,460
OIL & GAS - 0.8%
Cheniere Energy, Inc. (a)	7,316	40,384
China North East Petroleum Holding Ltd. (a)	6,931	39,923
L & L Energy, Inc. (a)	4,080	44,064
Miller Petroleum, Inc. (a)	8,215	42,718
Natural Gas Services Group, Inc. (a)	37,099	701,542
		868,631
PHARMACEUTICALS - 0.6%
Hi-Tech Pharmacal Co., Inc. (a)	1,785	44,536
SciClone Pharmaceuticals, Inc. (a)	11,229	46,937
Supergen, Inc. (a)	16,649	43,620
Targacept, Inc. (a)	20,440	541,660
		676,753
REAL ESTATE - 11.2%
AMB Property Corporation	24,654	781,778
American Campus Communities, Inc.	41,290	1,311,370
Arbor Realty Trust, Inc. (a)	8,215	48,961
Entertainment Properties Trust	104,488	4,832,570
Hersha Hospitality Trust	628,060	4,145,196
Newcastle Investment Corp. (a)	7,195	48,207
Reading International, Inc., Class A (a)	8,487	42,859
Resource Capital Corp.	6,486	47,867
Ventas, Inc.	33,120	1,738,138
		12,996,946
ROAD & RAIL - 0.7%
Old Dominion Freight Line, Inc. (a)	20,017	640,344
RailAmerica, Inc. (a)	9,567	123,893
		764,237
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.2%
8x8, Inc. (a)	15,520	36,938
Alpha & Omega Semiconductor, Inc. (a)	3,695	47,407
Amtech Systems, Inc. (a)	2,016	50,702
Cypress Semiconductor Corporation (a)	60,510	1,124,276
Integrated Silicon Solution, Inc. (a)	5,255	42,198
MIPS Technologies, Inc. (a)	76,369	1,157,754
Nova Measuring Instruments Ltd. (a)	5,872	48,796
		2,508,071
SOFTWARE - 3.6%
Blackboard, Inc. (a)(b)	53,009	2,189,272
ClickSoftware Technologies Ltd. (a)	6,614	50,928
DJSP Enterprises, Inc.	94,467	56,680
Dynamics Research Corporation (a)	3,228	43,255
Evolving Systems, Inc.	5,501	45,768
GSI Technology, Inc. (a)	5,794	46,931
IncrediMail Ltd.	6,476	50,124
Magic Software Enterprises Ltd.	7,230	44,681
SuccessFactors, Inc. (a)	11,591	335,675
Verint Systems Inc. (a)	43,133	1,367,316
		4,230,630
SPECIALTY RETAIL - 2.4%
Chico's FAS, Inc.	161,933	1,948,054
Destination Maternity Corporation (a)	1,145	43,430
Medifast, Inc. (a)	1,707	49,298
Monro Muffler Brake, Inc.	17,475	604,460
Shoe Carnival, Inc.	1,519	41,013
The Wet Seal, Inc., Class A (a)	13,371	49,473
West Marine, Inc. (a)	4,448	47,060
Winmark Corporation	1,307	43,967
		2,826,755
TEXTILES & APPAREL - 5.5%
Crocs, Inc. (a)	73,790	1,263,285
GUESS?, Inc.	84,932	4,018,982
Phillips-Van Heusen Corporation	17,990	1,133,550
R.G. Barry Corporation	3,730	41,478
		6,457,295
WIRELESS TELECOMMUNICATION SERVICES - 4.2%
SBA Communications Corporation (a)	119,164	4,878,574
USA Mobility, Inc.	2,487	44,194
		4,922,768

TOTAL COMMON STOCK		115,224,153
(Cost $84,507,836)

SHORT TERM INVESTMENTS - 1.7%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 01/03/11, (Dated 12/31/10), Collateralized by $1,985,000 par
U.S. Treasury Note--2.5% due 04/30/2015,
Market Value $2,059,437.50, Repurchase Proceeds $2,014,002
(Cost $2,014,000)	$2,014,000	2,014,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.6%		117,238,153
(Cost $86,521,836)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.0%

Money Market - 2.0%
JP Morgan Prime Money Market Fund - Inst.	2,329,190	2,329,190
(Cost $2,329,190)

TOTAL INVESTMENTS - 102.6%		119,567,343
(Cost $88,851,026)
OTHER ASSETS & LIABILITIES (NET) - (2.6%)		(3,026,866)
NET ASSETS - 100%		$116,540,477

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Quant Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stocks	$ 99,437,550	$ -	$ -	$ 99,437,550
Depository Receipts	2,788,824	-	-	2,788,824
Limited Partnership Units	43,692	-	-	43,692
Real Estate Inv. Trusts	12,954,087	-	-	12,954,087
Short Term Investments	-	4,343,190	-	4,343,190
Total	$ 115,224,153	$ 4,343,190	-	$ 119,567,343

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2010

Common Stock - 98.0%

Long Positions - 128.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.5%
Northrop Grumman Corporation (b)	3,857	$249,856

AIRLINES - 1.9%
United Continental Holdings, Inc. (a)(b)	42,390	1,009,730

AUTOMOBILES & COMPONENTS - 3.9%
Ford Motor Company (a)(b)	103,058	1,730,344
The Goodyear Tire & Rubber Company (a)(b)	6,294	74,584
TRW Automotive Holdings Corp. (a)	5,303	279,468
		2,084,396
BANKS - 3.1%
East West Bancorp, Inc.	19,535	381,909
M&T Bank Corporation (b)	11,434	995,330
New York Community Bancorp, Inc. (b)	15,357	289,479
		1,666,718
BIOTECHNOLOGY - 0.4%
Celgene Corporation (a)	1,409	83,328
Genzyme Corporation (a)	806	57,387
Gilead Sciences, Inc. (a)	2,000	72,480
		213,195
BUILDING PRODUCTS - 2.2%
Owens Corning (a)(b)	37,016	1,153,048

CHEMICALS - 1.4%
Ashland, Inc.	5,165	262,692
Eastman Chemical Company (b)	173	14,546
Huntsman Corporation	7,623	118,995
The Dow Chemical Company	6,778	231,401
The Lubrizol Corporation	905	96,726
		724,360
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Career Education Corporation (a)	5,282	109,496
ITT Educational Services, Inc. (a)(b)	9,049	576,331
		685,827
COMPUTERS & PERIPHERALS - 13.3%
Apple, Inc. (a)	10,866	3,504,937
Hewlett-Packard Company	3,600	151,560
International Business Machines	21,243	3,117,622
Lexmark International, Inc. (a)	8,585	298,930
		7,073,049
CONSTRUCTION & ENGINEERING - 0.9%
Chicago Bridge & Iron Company N.V. (a)	15,212	500,475

DISTRIBUTORS - 0.4%
WESCO International, Inc. (a)	4,351	229,733

DIVERSIFIED FINANCIAL SERVICES - 7.1%
CIT Group Inc. (a)	23,248	1,094,981
Citigroup, Inc. (b)	117,163	554,181
JPMorgan Chase & Co.	21,953	931,246
NYSE Euronext (b)	25,541	765,719
The Goldman Sachs Group, Inc.	2,474	416,028
		3,762,155
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
AT&T Corporation (b)	81,645	2,398,730
Qwest Communications International, Inc.	4,188	31,871
Sprint Nextel Corporation (b)	55,413	234,397
		2,664,998
ELECTRIC UTILITIES - 1.3%
Exelon Corporation (b)	16,102	670,487

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.4%
Jabil Circuit, Inc. (b)	86,240	1,732,562
Molex Incorporated	4,239	96,310
Vishay Intertechnology, Inc. (a)(b)	71,331	1,047,139
		2,876,011
ENERGY EQUIPMENT & SERVICES - 0.2%
Patterson-UTI Energy, Inc.	4,188	90,251

FOOD PRODUCTS - 4.5%
Hormel Foods Corporation (b)	11,422	585,492
Smithfield Foods, Inc. (a)	11,419	235,574
Tyson Foods, Inc.	90,603	1,560,183
		2,381,249
FOOD STAPLES & DRUG RETAILING - 1.8%
Coca-Cola Enterprises, Inc. (b)	38,087	953,318

GAS UTILITIES - 1.2%
Integrys Energy Group, Inc. (b)	13,637	661,531

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
Humana Inc. (a)	9,144	500,542
Medtronic, Inc.	2,363	87,644
UnitedHealth Group Inc.	21,154	763,871
		1,352,057
HEALTH CARE PROVIDERS & SERVICES - 4.0%
Cardinal Health, Inc.	56,136	2,150,570

HOTELS, RESTAURANTS & LEISURE - 0.5%
Las Vegas Sands Corp. (a)	5,867	269,589

HOUSEHOLD DURABLES - 1.4%
Newell Rubbermaid, Inc.	39,791	723,400

HOUSEHOLD PRODUCTS - 0.1%
Procter & Gamble Company	817	52,558

INDUSTRIAL CONGLOMERATES - 0.6%
Honeywell International Inc.	5,526	293,762

INSURANCE - 3.6%
Assured Guaranty Ltd.	14,995	265,412
Prudential Financial Inc.	27,723	1,627,617
		1,893,029
IT CONSULTING & SERVICES - 4.3%
Cognizant Technology Solutions Corporation (a)(b)	31,134	2,281,811

MACHINERY - 2.5%
Cummins, Inc.	3,968	436,520
Joy Global, Inc.	7,157	620,870
Parker-Hannifin Corporation	144	12,427
The Timken Company	5,633	268,863
		1,338,680
MEDIA - 6.5%
Gannett Co., Inc. (b)	43,382	654,634
Netflix, Inc. (a)(b)	2,089	367,037
Time Warner Cable, Inc. (a)	12,096	798,699
Time Warner, Inc.	1,614	51,922
Viacom Inc. (a)	39,830	1,577,667
		3,449,959
METALS & MINING - 1.8%
Newmont Mining Corporation (b)	4,592	282,087
Cliffs Natural Resources Inc.	5,331	415,871
Freeport-McMoRan Copper & Gold, Inc.	2,075	249,187
		947,145
OIL & GAS - 14.9%
Apache Corporation	2,195	261,710
Chevron Corporation	35,429	3,232,896
ConocoPhillips (b)	41,982	2,858,974
Marathon Oil Corporation (b)	13,312	492,943
Sunoco, Inc.	387	15,600
Valero Energy Corporation	28,016	647,730
Whiting Petroleum Corporation (a)	3,347	392,235
		7,902,088
PAPER & FOREST PRODUCTS - 0.5%
Domtar Corporation	1,777	134,910
International Paper Company	5,221	142,220
		277,130
PHARMACEUTICALS & BIOTECHNOLOGY - 10.7%
AmerisourceBergen Corporation (b)	26,872	916,873
Amgen, Inc. (a)	35,874	1,969,483
Biogen Idec, Inc. (a)(b)	27,225	1,825,436
Cephalon, Inc. (a)(b)	7,123	439,631
Eli Lilly and Company (b)	15,307	536,357
		5,687,780
REAL ESTATE - 4.7%
Chimera Investment Corporation (b)	489,453	2,011,652
Forest City Enterprises, Inc. (b)	30,430	507,877
		2,519,529
RETAILING - 3.8%
Amazon.com, Inc. (a)	81	14,580
Best Buy Co., Inc. (b)	14,454	495,628
priceline.com Incorporated (b)	818	326,832
Wal-Mart Stores, Inc. (b)	21,514	1,160,250
		1,997,290
SEMICONDUCTOR EQUIPMENT - 3.8%
Advanced Micro Devices, Inc. (a)(b)	107,866	882,344
Micron Technology, Inc. (c)(b)	143,132	1,147,919
		2,030,263
SOFTWARE & SERVICES - 3.6%
Autodesk, Inc.	3,870	147,834
McAfee, Inc. (a)	158	7,317
Microsoft Corporation	44,064	1,230,267
VMware, Inc. (a)	5,545	493,006
		1,878,424
TOBACCO - 1.5%
Philip Morris International, Inc. (a)	13,568	794,135

WIRELESS TELECOMMUNICATIONS - 1.1%
MetroPCS Communications, Inc. (a)(b)	46,122	582,521

TOTAL LONG POSITIONS - 128.3%		68,072,107
(Cost $62,505,631)

Short Positions - (30.1%)

AIRLINES - (0.2%)
AMR Corporation (a)	(16,063)	(125,131)

AUTOMOBILES & COMPONENTS - (0.2%)
Gentex Corporation	(3,053)	(90,247)
LKQ Corporation (a)	(1,577)	(35,829)
		(126,076)
BANKS - (0.7%)
MBIA, Inc.	(26,881)	(322,303)
Wilmington Trust Corporation	(5,858)	(25,424)
		(347,727)
BIOTECHNOLOGY - (5.2%)
Dendreon Corporation (a)	(14,866)	(519,121)
Human Genome Sciences Inc. (a)	(27,866)	(665,719)
Vertex Pharmaceuticals Incorporated (a)	(45,264)	(1,585,598)
		(2,770,438)
COMMERCIAL SERVICES AND SUPPLIES - (2.5%)
FTI Consulting, Inc. (a)	(1,779)	(66,321)
Monster Worldwide, Inc. (a)	(52,724)	(1,245,868)
		(1,312,189)
COMMUNICATIONS EQUIPMENT - (3.0%)
Ciena Corporation (a)	(65,860)	(1,386,353)
Silicon Laboratories, Inc. (a)	(4,594)	(211,416)
		(1,597,769)
CONSTRUCTION & ENGINEERING - (1.0%)
Eagle Materials, Inc.	(561)	(15,848)
Vulcan Materials Company	(11,517)	(510,894)
		(526,742)
CONSUMER SERVIES & SUPPLIES - (0.2%)
Apollo Group, Inc. (a)	(2,887)	(114,008)

DIVERSIFIED FINANCIAL SERVICES - (0.2%)
Marshall & Ilsley Corporation	(19,310)	(133,625)

ENERGY EQUIPMENT & SERVICES - (0.8%)
Cobalt International Energy, Inc. (a)	(37,074)	(452,674)

HEALTH CARE EQUIPMENT & SERVICES - (0.1%)
Boston Scientific Corporation (a)	(3,661)	(27,714)

HEALTH CARE PROVIDERS & SERVICES - (1.2%)
Alere Inc. (a)	(17,409)	(637,169)

INSURANCE - (0.1%)
White Mountains Insurance Group, Ltd.	(189)	(63,428)

INTERNET SOFTWARE & SERVICES - (0.5%)
Allscripts-Misys Healthcare Solutions, Inc. (a)	(13,599)	(262,053)

MEDIA - (4.9%)
Brocade Communications Systems, Inc. (a)	(168,113)	(889,318)
Clear Channel Outdoor Holdings, Inc. (a)	(18,596)	(261,088)
DreamWorks Animation SKG, Inc. (a)	(802)	(23,635)
Lamar Advertising Company	(7,903)	(314,855)
Liberty Media Capital (a)	(17,548)	(1,097,803)
		(2,586,699)
OIL & GAS - (0.0%)
Comstock Resources, Inc. (a)	(374)	(9,185)

REAL ESTATE - (3.2%)
Douglas Emmett, Inc.	(10,427)	(173,088)
General Growth Properties, Inc.	(4,403)	(68,159)
The Howard Hughes Corporation	(16,020)	(871,808)
The St. Joe Company	(26,971)	(589,316)
		(1,702,371)
SEMICONDUCTOR EQUIPMENT - (0.9%)
Rambus, Inc. (a)	(22,418)	(459,121)

SOFTWARE & SERVICES - (0.5%)
Nuance Communications, Inc. (a)	(13,830)	(251,430)

UTILITIES - (2.8%)
Southwestern Energy Company (a)	(39,460)	(1,476,988)

WIRELESS TELECOMMUNICATIONS - (2.1%)
Leap Wireless International, Inc. (a)	(78,160)	(958,241)
SBA Communications Corporation (a)	(3,871)	(158,479)
		(1,116,720)

TOTAL SHORT POSITIONS (30.3%)		(16,099,257)
(Proceeds $14,292,044)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 98.0%		$51,972,850
(Cost $48,213,587)

Short Term Investments - 0.3%	Par Value	Value
T Bills - 0.3%
U.S. Treasury Bill, due 2/10/2011 (c)	200,000	199,981
(Cost $199,950)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 14.5%
	Par Value	Value
Registered Money Market - 14.9%
State Street Navigator Securities Lending Prime Portfolio		7,902,877
(Cost $7,902,877)

TOTAL INVESTMENTS 113.2%		$60,075,708
(Cost $56,316,414)
OTHER ASSETS & LIABILITIES (NET) - (13.2%)		(7,015,895)
NET ASSETS - 100%		$53,059,813

(a) Non-Income producing security
(b) All or a portion of this security was out on loan.
(c)	At September 30, 2010, Certain United States Treasury Bills with a market value of $199,896 were pledged to cover margin
requirements for futures contracts.

Futures Contracts at December 31, 2010: Contracts -
$50 times premium/delivery month/commitment
		Unrealized
S&P 500 E Mini Index		Appreciation
16/Mar2011/Long		$ 10,313

Short security positions may be held with cash collateral for securities loaned.

The percentage of each investment category is calculated as a percentage of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Long Short Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Long/Short
Common Stock	$ 66,060,455	$ -	$ -	$ 66,060,455
Real Estate Inv. Trusts	2,011,652	-	-	2,011,652
Short Term Investments	-	8,102,858	-	8,102,858
Total Assets	$ 68,072,107	$ 8,102,858	$ -	$ 76,174,965
Liabilities in Securities Sold Short-
Liabilities in Securities Sold Short-		-	-
Common Stock	$(15,858,010)	-	-	$ (15,858,010)
Real Estate Inv. Trusts	(241,247)	-	-	(241,247)
Total Liabilities	$ (16,099,257)	$ -	$ -	$ (16,099,257)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
12/31/2010 (unaudited)

Common Stock - 94.1%
	Shares	Value
BRAZIL - 9.0%
Banco Bradesco SA (c)	5,229	$106,096
Banco do Brasil SA	132,710	2,511,897
BR Malls Participacoes SA (a)	37,089	382,061
Brasil Telecom Participacoes SA	41,026	379,120
Cielo SA	79,249	642,108
Companhia de Bebidas das Americas (c)	25,305	785,214
Companhia de Saneamento Basico (c)	8,028	424,521
Cosan SA Industria e Comercio (a)	65,502	1,089,464
Energias do Brasil SA (a)	40,227	938,065
Equatorial Energia SA	12,861	88,322
Gerdau SA (c)	11,062	154,757
Light SA	8,035	123,090
Petroleo Brasileiro SA	169,587	3,121,014
Petroleo Brasileiro SA (c)	163,331	5,581,020
Positivo Informatica SA	14,248	83,686
Souza Cruz SA	39,413	2,146,109
Sul America SA	12,201	152,880
Tele Norte Leste Participacoes SA (c)	93,774	1,378,478
Vale SA	53,536	1,784,426
		21,872,328
CHILE - 1.5%
Banco Santander Chile (c)	19,952	1,864,913
Enersis SA (c)	42,857	995,140
Lan Airlines SA (b)(c)	23,755	731,179
		3,591,232
CHINA - 20.0%
Agricultural Bank of China, Class H	3,370,000	1,686,463
AMVIG Holdings Limited	104,000	87,366
Bank of China Ltd., Class H	6,695,902	3,540,367
Belle International Holdings Limited	290,000	488,727
Bosideng International Holdings Ltd.	1,876,000	748,156
Central China Real Estate Ltd.	1,269,770	377,341
China Coal Energy Co., Ltd.	970,000	1,514,913
China Construction Bank Corporation	908,277	817,925
China Mobile Limited	504,234	5,011,041
China Petroleum & Chemical Corporation	2,330,000	2,230,110
China Pharmaceutical Group Limited	1,810,752	1,010,988
China Shenhua Energy Co., Ltd.	426,500	1,788,686
China Shineway Pharmaceutical Group Limited	50,000	143,441
China State Construction Engineering Corporation	1,234,000	1,166,809
China Unicom (Hong Kong) Ltd.	1,148,000	1,642,268
China Yuchai International Ltd.	43,829	1,388,941
CNOOC Limited	2,127,403	5,074,075
COSCO International Holdings Ltd.	856,000	506,558
Daphne International Holdings Ltd.	318,000	297,821
Dongfeng Motor Group Company Limited	1,054,881	1,821,182
Fosun International	772,000	567,088
Fufeng Group Limited	288,000	255,646
Great Wall Motor Co., Ltd.	489,000	1,528,666
Greentown China Holdings Ltd.	494,500	548,367
GZI Real Estate Investment Trust	233,000	130,090
Haitian International Holdings Ltd.	118,000	123,112
Harbin Power Equipment Company Limited, Class H	370,000	585,469
Industrial & Commercial Bank of China Ltd.	157,215	116,699
Kingboard Chemical Holdings, Ltd.	29,500	176,660
Kowloon Development Co., Ltd.	130,000	154,363
Lianhua Supermarket Holdings Co., Ltd.	106,000	506,596
Renhe Commercial Holdings	5,754,230	999,352
Shenzhen Investment Ltd.	1,888,000	655,787
Sino Biopharmaceutical Limited	226,481	83,912
Sinolink Worldwide Holdings Limited	2,834,672	412,077
Soho China Limited	1,821,000	1,344,681
Tencent Holdings Limited	109,269	2,403,756
TPV Technology Limited	1,114,000	710,827
Weichai Power Company Ltd.	105,456	651,872
Yanzhou Coal Mining Company Limited	795,756	2,426,195
Yue Yuen Industrial Holdings Ltd.	173,500	622,732
Zhejiang Expressway Co., Ltd.	1,090,000	1,069,913
Zijin Mining Group Co., Ltd.	1,080,285	985,331
		48,402,369
CZECH REPUBLIC - 0.2%
Komercni Banka AS	2,420	573,938

HUNGARY - 0.5%
Egis Gyogyszergyar Nyrt.	2,555	247,022
Magyar Telekom Telecommunications PLC	47,058	116,855
Richter Gedeon Nyrt.	3,721	761,945
		1,125,822
INDIA - 8.4%
Allahabad Bank	208,723	1,049,333
Andhra Bank	320,244	1,077,865
Apollo Tyres Ltd.	244,797	366,799
Bajaj Holdings & Investment Limited	5,271	102,673
Balrampur Chini Mills	593,480	1,170,635
Bank of Baroda	91,982	1,845,194
Canara Bank	128,654	1,901,398
Chambal Fertilisers & Chemicals Limited	222,511	448,107
Dena Bank	164,985	428,005
Great Eastern Shipping Company Limited	42,440	326,308
Hindalco Industries Ltd.	332,085	1,828,454
Indian Bank	190,450	1,048,614
Indian Overseas Bank	120,612	392,599
Jet Airways (India) Ltd.	36,301	620,238
Jindal SAW Ltd.	46,814	190,753
Oil and Natural Gas Corp. Limited	64,462	1,862,212
Oriental Bank of Commerce	142,992	1,291,293
Patni Computer Systems	45,981	488,449
Rolta India Limited	122,669	424,397
Syndicate Bank	63,359	181,299
Tata Chemicals Ltd.	133,787	1,182,137
Tata Steel Limited	31,422	478,269
Triveni Engineering & Industries Ltd.	57,354	142,696
Union Bank of India	95,645	746,508
Vijaya Bank	274,732	622,394
Welspun Corp Ltd.	18,595	70,654
		20,287,283
INDONESIA - 3.4%
. PT Astra International Tbk (a)	395,004	2,391,506
PT Bank Mandiri	222,356	160,412
PT Charoen Pokphand Indonesia Tbk	2,860,000	584,062
PT Indika Energy Tbk	1,000,000	524,417
PT Indo Tambangraya Megah Tbk	215,500	1,213,832
PT Kalbe Farma Tbk	1,766,500	637,195
PT PP London Sumatra Indonesia Tbk	153,000	218,208
PT Semen Gresik	1,270,643	1,332,694
PT Unilever Indonesia Tbk	102,500	187,708
PT United Tractors Tbk	377,500	997,170
		8,247,204
MALAYSIA - 3.8%
Affin Holdings Berhad	191,000	191,403
Alliance Financial Group Berhad	137,800	135,856
Gamuda Berhad	436,700	539,590
Genting Malaysia Berhad	641,600	705,375
Hong Leong Bank Berhad	260,516	777,281
Hong Leong Financial Group Berhad	155,700	448,897
KLCC Property Holdings Berhad	137,400	149,275
Kuala Lumpur Kepong Berhad	70,200	503,136
Lafarge Malayan Cement Berhad	250,371	622,781
Malayan Banking Berhad	618,300	1,704,411
PLUS Expressways Berhad	382,100	560,108
RHB Capital Berhad	487,770	1,379,392
SapuraCrest Petroleum Berhad	92,100	92,593
Tan Chong Motor Holdings Berhad	124,200	208,645
Telekom Malaysia Berhad	381,005	433,704
Top Glove Berhad	406,479	656,483
WCT Berhad	103,200	106,764
		9,215,694
MEXICO - 3.5%
Alfa SA	164,594	1,650,941
America Movil SAB de C.V., Series L	432,800	1,241,330
Coca-Cola FEMSA, S.A.B. de C.V. (c)	13,678	1,127,478
Consorcio ARA SAB de C.V.	227,197	139,898
Embotelladoras Arca, S. A. B. de C.V.	71,070	345,547
Fomento Economico Mexicano SAB (c)	39,531	2,210,574
GRUMA, S.A.B. de C.V.	40,111	74,746
Grupo Bimbo SAB de C.V.	72,675	620,910
Grupo Carso SAB de C.V., Series A	11,789	74,989
Grupo Comercial Chedraui S.A. de C.V	30,451	92,593
Kimberly-Clark de Mexico SA de C.V., Class A	44,323	270,588
Organizacion Soriana S.A.B. de C.V., Class B	195,155	624,559
Telefonos de Mexico SA (c)	7,515	121,292
		8,595,445
PERU - 0.4%
Banco Continental S.A.	101,302	277,935
Intergroup Financial - CMN	7,778	280,786
Sociedad Minera Cerro Verde SAA	5,866	317,351
		876,072
PHILIPPINES - 0.3%
SM Investments Corporation	59,680	739,700

POLAND - 1.0%
KGHM Polska Miedz SA	43,469	2,545,101

RUSSIA - 5.4%
Evraz Group SA (a)(b)(d)	28,991	1,039,907
Gazprom (c)	132,882	3,355,271
LUKoil (c)	57,875	3,269,937
Norilsk Nickel Mining and Metallurgical Co. (c)	108,369	2,565,094
Severstal (d)	130,222	2,194,241
Tatneft (c)	19,759	654,023
		13,078,473
SINGAPORE - 0.7%
Yangzijiang Shipbuilding Holdings Limited	1,097,741	1,633,823

SOUTH AFRICA - 5.0%
Absa Group Limited	111,959	2,379,394
Adcock Ingram Holdings Ltd.	28,479	258,959
Barloworld Limited	41,262	419,667
FirstRand Limited	85,575	253,445
Fountainhead Property Trust Management Limited	201,541	214,161
Gold Fields Ltd. (c)	16,711	302,971
Imperial Holdings Limited	89,790	1,737,598
Investec Limited	160,425	1,367,661
Kumba Iron Ore Limited	5,547	357,450
MMI Holdings Ltd.	406,806	1,026,355
Netcare Limited	30,174	70,494
RMB Holdings Ltd.	264,333	1,544,868
Sanlam Limited	460,444	1,951,514
Santam Limited	7,287	144,357
		12,028,894
SOUTH KOREA - 13.9%
Busan Bank	114,886	1,452,651
Daegu Bank (a)	43,201	593,828
Daelim Industrial Co., Ltd.	15,091	1,562,422
Daishin Securities Company (a)	35,917	523,770
Daum Communications Corp.	5,321	361,954
Dongbu Insurance Co., Ltd.	5,885	233,347
Dongkuk Steel Mill Company, Ltd.	47,910	1,481,753
Halla Climate Control Corp.	12,004	211,543
Hana Financial Group, Inc.	18,360	700,492
Hanwha Chemical Corporation (a)	100,151	2,735,643
Hyundai Department Store Co., Ltd. (a)	13,014	1,599,659
Hyundai Marine & Fire Insurance Co., Ltd.	18,940	436,409
Hyundai Motor Company	11,725	1,792,482
Kangwon Land, Inc. (a)	81,128	1,997,998
Korea Exchange Bank	102,970	1,070,619
KP Chemical Corp. (a)	97,391	1,557,535
LG Corp.	32,572	2,505,538
LG Display Co., Ltd. (a)	50,551	1,772,782
LG Electronics, Inc.	9,292	966,126
LIG Insurance Co., Ltd.	16,660	338,367
NEOWIZ Games Corporation	20,379	825,108
Orion Corporation	833	283,318
Pohang Iron and Steel Company (POSCO)	878	376,761
Samsung Electronics Co., Ltd.	8,746	7,313,379
SeAH Besteel Corporation	6,270	203,862
SK C&C Co., Ltd.	1,763	135,460
SK Communications Co., Ltd.	24,021	362,992
SK Energy Co., Ltd.	2,403	410,769
		33,806,567
TAIWAN - 12.2%
Acer, Inc.	516,559	1,596,281
Advantech Co., Ltd.	75,000	212,217
China Bills Finance Corporation	407,576	146,779
Chunghwa Telecom Co., Ltd.	817,000	2,076,371
Coretronic Corp.	282,000	461,352
Delta Electronics, Inc.	402,000	1,964,742
Eternal Chemical Co., Ltd.	653,269	761,791
Farglory Land Development Co., Ltd.	288,000	775,402
Formosa Chemicals & Fiber Corporation	328,000	1,104,714
Fubon Financial Holding Co., Ltd.	1,293,000	1,773,875
HTC Corporation	64,000	1,975,546
Huaku Development Co., Ltd.	77,000	233,457
Lite-On Technology Corp.	1,040,682	1,431,288
Pou Chen Corporation	1,415,000	1,307,916
Powertech Technology, Inc.	242,000	805,103
President Chain Store Corp.	336,000	1,549,980
SoftWorld International Corp.	100,102	478,940
Taiwan Semiconductor Manufacturing Company Ltd.	2,199,470	5,356,005
TECO Electric & Machinery Co., Ltd.	801,000	535,712
Tong Yang Industry Co., Ltd.	209,000	308,233
Tripod Technology Corporation	76,000	310,188
U-Ming Marine Transport Corporation	627,231	1,366,048
Uni-President Enterprises Corporation	753,000	1,116,981
United Microelectronics Corporation	2,421,022	1,353,477
Wintek Corporation	350,000	601,410
		29,603,808
THAILAND - 2.0%
Banpu PCL	2,975	77,767
Charoen Pokphand Foods PCL (e)	1,692,100	1,386,461
CP ALL PCL	904,435	1,177,611
Thai Airways International PCL	1,384,286	2,250,125
		4,891,964
TURKEY - 2.9%
Arcelik AS	163,290	826,651
Eregli Demir ve Celik Fabrikalari TAS	162,613	538,261
Ford Otomotiv Sanayi AS	27,935	236,607
Haci Omer Sabanci Holding AS	36,619	171,122
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	93,444	156,473
Tofas Turk Otomobil Fabrikasi AS	77,507	400,426
Tupras - Turkiye Petrol Rafinerileri AS	6,765	169,482
Turkiye Halk Bankasi AS	207,107	1,760,897
Turkiye Is Bankasi AS	533,401	1,904,076
Turkiye Sise ve Cam Fabrikalari AS (a)	435,517	768,850
		6,932,845
TOTAL COMMON STOCK
(Cost $176,743,038)		228,048,562

Preferred Stock - 6.1%
BRAZIL - 6.1%
Banco ABC Brasil	15,311	134,847
Banco Estado Do Rio Grande Do Sul SA	103,902	1,104,741
Brasil Telecom Participacoes SA	57,725	417,289
Eletropaulo Metropolitana SA	60,587	1,171,957
Industrias Klabin de Papel e Celulose	333,063	1,173,746
Itau Unibanco Holding SA	32,051	768,259
Marcopolo SA	54,626	230,022
Metalurgica Gerdau SA	100,020	1,614,781
Suzano Papel e Celulose SA	130,728	1,163,952
Telecomunicacoes de Sao Paulo SA	34,880	883,136
Telemar Norte Leste SA	17,201	494,891
Ultrapar Participacoes SA	23,901	1,513,250
Vale SA	142,625	4,167,056
TOTAL PREFERRED STOCK
(Cost $12,395,763)		14,837,927

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $189,138,801)		242,886,489

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.7%	Par Value	Value

Money Market - 0.7%
JP Morgan Prime Money Market Fund - Inst.	$1,766,967	1,766,967
(Cost $1,766,967)

TOTAL INVESTMENTS - 100.9%		244,653,456
(Cost $190,905,768)
OTHER ASSETS & LIABILITIES (Net) - (0.9%)		(2,352,315)
NET ASSETS - 100%		$242,301,141

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		22.9%
Materials		14.9%
Energy		14.5%
Information Technology		13.3%
Industrials		9.1%
Consumer Discretionary		8.9%
Consumer Staples		7.5%
Telecommunication Services		5.9%
Health Care		1.7%
Utilities		1.5%
Cash and Other Assets (Net)		-0.2%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stocks	$ 193,875,129	$ 4,814,197	$ -	$198,689,326
Common Stock Units	152,880	-	-	152,880
Depository Receipts	28,862,105	-	-	28,862,105
Preferred Stock	14,837,927	-	-	14,837,927
Real Estate Inv. Trusts	344,251	-	-	344,251
Short Term Investments	-	1,766,967	-	1,766,967
Total	$ 238,072,292	$ 6,581,164	$ -	$244,653,456

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2010

Common Stock - 98.7%
	Shares	Value
AUSTRALIA - 2.2%
BHP Billiton Ltd.	208,300	$9,647,072

AUSTRIA - 2.4%
Andritz AG	114,860	10,582,099

BELGIUM - 2.4%
KBC Groep N.V. (a)	167,985	5,737,047
Solvay S.A.	45,180	4,825,636
		10,562,683
CANADA - 2.4%
Methanex Corporation	341,607	10,386,762

CYPRUS - 2.5%
Prosafe SE	1,353,140	10,776,810

FINLAND - 6.4%
Kone OYJ-B	210,900	11,750,264
Konecranes OYJ	148,280	6,134,486
YIT OYJ	384,617	9,606,938
		27,491,688
FRANCE - 6.8%
Christian Dior S.A.	67,973	9,731,770
Imerys S.A.	69,252	4,626,792
Technip S.A.	131,550	12,174,373
Transgene S.A. (a)	142,827	2,678,034
		29,210,969
GERMANY - 14.3%
BASF SE	130,100	10,402,299
Demag Cranes AG	128,000	6,219,492
Hannover Rueckvers	156,800	8,428,437
Muenchener Rueckvers AG	41,100	6,244,879
Symrise AG	342,950	9,427,394
Tognum AG	388,200	10,255,344
Wincor Nixdorf AG	131,700	10,761,294
		61,739,139
INDIA - 3.3%
Infosys Technologies Ltd. (b)	48,800	3,712,704
State Bank of India (c)	81,050	10,495,975
		14,208,679
IRELAND - 5.8%
CRH plc	339,653	7,082,451
Greencore Group plc	4,794,128	8,154,540
Smurfit Kappa Group plc (a)	998,510	9,762,319
		24,999,310
ITALY - 2.2%
Trevi Finanziaria SpA	648,666	9,365,212

JAPAN - 11.1%
Asahi Breweries Ltd.	363,200	7,042,387
Iino Kaiun Kaisha, Ltd.	1,076,000	4,867,698
Kansai Electric Power Company Inc.	273,000	6,743,815
KDDI Corporation	1,204	6,960,567
Meiji Holdings Co., Ltd.	151,800	6,867,254
Nippon Yusen Kabushiki Kaisha	1,715,000	7,610,478
Showa Denko K.K.	3,379,000	7,622,274
		47,714,473
NORWAY - 3.1%
Camillo Eitzen & Co. ASA (a)	588,679	1,141,791
DnB NOR ASA	856,692	12,043,095
		13,184,886
SOUTH AFRICA - 3.2%
Metorex Ltd. (a)	4,915,693	3,910,168
Sasol Ltd.	190,535	10,015,705
		13,925,873
SOUTH KOREA - 5.0%
Samsung Electronics Company Ltd.	16,285	13,617,468
SK Telecom Company Ltd.	51,793	7,917,954
		21,535,422
SWEDEN - 10.4%
Autoliv Inc.	139,634	11,022,708
Duni AB	1,179,500	12,801,020
Investor AB, Class B	502,056	10,740,802
Svenska Handelsbanken AB, Class A	328,500	10,495,317
		45,059,847
SWITZERLAND - 1.9%
Novartis AG	138,400	8,140,305

THAILAND - 4.0%
Thai Oil PCL	6,724,400	17,455,111

UNITED KINGDOM - 9.3%
Barratt Developments plc (a)	5,339,856	7,383,280
BBA Aviation plc	579,050	2,001,367
Bellway plc	791,028	8,266,234
Lloyds TSB Group plc (a)	6,182,217	6,335,059
Persimmon plc (a)	1,116,958	7,261,153
Taylor Wimpey plc (a)	17,610,191	8,654,729
		39,901,822
	65,826,799
TOTAL COMMON STOCK		425,888,162
(Cost $419,262,078)

Short Term Investments - 1.4%	Par Value	Value
COMMERCIAL PAPER -1.4%
HSBC Finance Corporation, 0.1%, due 1/03/2011	$5,851,000	5,851,000
(Cost $5,851,000)

State Street Global Advisors FDS, 0.00%, due 1/03/2011	118	118
(Cost $118)

TOTAL SHORT TERM INVESTMENTS - 1.4%		5,851,118

TOTAL INVESTMENTS - 100.1%		431,739,280
(Cost $425,113,196)

OTHER ASSETS & LIABILITIES (NET) - (0.1%)		(381,057)
NET ASSETS - 100%		$431,358,223

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c) GDR - Global Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials		18.4%
Materials		18.0%
Financials		16.4%
Consumer Discretionary		15.1%
Energy		11.7%
Information Technology		6.5%
Consumer Staples		5.1%
Telecommunication Services		3.4%
Health Care		2.5%
Utilities		1.6%
Other Assets & Liabilities		1.3%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Foreign Value
Common Stock	$ 394,224,372	$ 17,455,111	$ -	$ 411,679,483
Depository Receipts	14,208,679	-	-	14,208,679
Short Term Investments	-	5,851,118	-	5,851,118
Total	$ 408,433,051	$ 23,306,229	$ -	$431,739,280

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2010

Common Stock - 94.0%
	Shares	Value
AUSTRALIA - 4.0%
Austal Limited	433,330	$1,547,861
Industrea Limited	1,198,000	1,802,444
Sigma Pharmaceuticals Ltd. (a)	3,204,600	1,311,963
		4,662,268
BELGIUM - 2.0%
Agfa-Gevaert Group (a)	197,400	846,009
Kinepolis Group	21,100	1,440,937
		2,286,946
BRAZIL - 2.0%
Equatorial Energia SA	194,485	1,335,620
Redentor Energia SA (a)	194,485	919,703
		2,255,323
CAMBODIA - 1.4%
NagaCorp Ltd.	7,808,637	1,647,466

CANADA - 1.3%
Astral Media, Inc.	35,800	1,511,612

CHINA - 14.6%
China Fishery Group Limited	904,923	1,579,543
China Gerui Advanced Materials Group Limited	256,100	1,505,868
China Hongxing Sports Limited	13,500,700	1,683,248
China Natural Gas, Inc. (a)	283,000	1,559,330
Lihua International, Inc. (a)	136,100	1,529,764
Samson Holding Ltd.	7,665,000	1,627,022
Sichuan Expressway Company Limited	2,002,500	1,288,071
Texwinca Holdings Limited	1,226,300	1,561,814
VST Holdings Ltd.	5,259,700	1,542,742
VTech Holdings Limited	135,800	1,602,015
Xinhua Winshare Publishing and Media Co., Ltd.	2,398,300	1,397,652
		16,877,069
CYPRUS - 2.3%
Prosafe SE	338,600	2,696,711

FRANCE - 1.4%
Bonduelle SA	17,600	1,684,903

GERMANY - 1.5%
Demag Cranes AG	37,000	1,797,822

INDIA - 7.4%
KRBL Limited Derivative (a)	1,679,000	1,443,940
LIC Housing Finance Ltd.	63,000	275,374
LIC Housing Finance Ltd. Derivative (a)	264,500	1,155,865
Manappuram General Finance and Leasing Ltd.	470,600	1,568,140
NIIT Technologies Derivative (a)	334,900	1,483,607
South Indian Bank Derivative (a)	2,535,250	1,369,035
Usha Martin Group Derivative (a)	807,100	1,267,147
		8,563,108
IRELAND - 5.1%
Glanbia plc	329,700	1,625,408
Greencore Group plc	773,148	1,315,056
IFG Group plc	839,235	1,461,183
United Drug plc	530,317	1,491,532
		5,893,179
ITALY - 2.6%
De'Longhi SpA	175,780	1,384,282
Trevi Finanziaria SpA	115,600	1,668,992
		3,053,274
JAPAN - 5.5%
Accordia Golf Co., Ltd.	1,653	1,605,626
Chugoku Marine Paints, Ltd.	193,100	1,640,011
DaiichiKosho Co. Ltd.	82,600	1,604,654
Iino Kaiun Kaisha, Ltd.	328,000	1,483,834
		6,334,125
LUXEMBOURG - 1.1%
Transcom WorldWide S.A. (a)(b)	430,100	1,317,226

NETHERLANDS - 2.4%
Dockwise Ltd. (a)	103,144	2,779,541

NORWAY - 4.2%
ABG Sundal Collier Holding ASA	1,109,400	1,637,631
SpareBank 1SMN	170,904	1,584,074
SpareBank NOrd-Norge	78,500	1,616,890
		4,838,595
PHILIPPINES - 1.9%
Manila Water Company, Inc.	4,974,800	2,177,965

SINGAPORE - 3.4%
Breadtalk Group Ltd.	3,117,600	1,554,792
M1 Ltd.	1,285,400	2,353,845
		3,908,637
SOUTH AFRICA - 3.0%
Clicks Group Limited	260,000	1,710,573
Metorex Limited (a)	2,277,700	1,811,787
		3,522,360
SWEDEN - 4.4%
Duni AB	173,700	1,885,152
Loomis AB	117,300	1,761,340
Nolato AB	114,900	1,417,823
		5,064,315
SWITZERLAND - 2.7%
Bobst Group SA (a)	33,500	1,541,878
Vetropack Holding AG	826	1,569,334
		3,111,212
THAILAND - 2.4%
Hana Microelectronics PCL	1,499,600	1,243,656
Thai Union Frozen Products plc	871,395	1,517,606
		2,761,262
UNITED KINGDOM - 17.4%
Alternative Networks plc	816,900	2,459,049
BBA Aviation plc	461,518	1,595,142
Character Group plc	631,000	1,682,932
Clarkson plc	97,500	1,719,920
CSR plc (a)	292,500	1,624,572
Galliford Try plc	331,928	1,545,359
Halfords Group plc	224,400	1,599,485
Hampson Industries plc	2,913,220	1,419,921
Keller Group plc	177,300	1,742,169
The Restaurant Group plc	375,000	1,608,440
Vitec Group plc	187,234	1,708,369
Wetherspoon (JD) plc	218,000	1,530,066
		20,235,424

TOTAL COMMON STOCK		108,980,343
(Cost $83,473,551)

Preferred Stock - 1.2%
GERMANY - 1.2%
Drägerwerk AG	16,450	1,352,733
(Cost $474,169)

Short Term Investments - 4.7%	Par Value	Value
COMMERCIAL PAPER - 4.7%
HSBC Finance Corporation, 0.1%, due 1/03/2011	$5,493,000	5,493,000
(Cost $5,493,000)

State Street Global Advisors FDS, 0.00%, due 1/03/2011	235	235
(Cost $235)

TOTAL SHORT TERM INVESTMENTS - 4.7%		5,493,235

TOTAL INVESTMENTS - 99.9%		115,826,311
(Cost $89,440,955)
OTHER ASSETS & LIABILITIES (NET) - 0.1%		88,340
NET ASSETS - 100%		$115,914,651

(a) Non-income producing security
(b) SDR - Special Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		23.5%
Industrials		20.5%
Consumer Staples		9.2%
Financials		9.2%
Information Technology		7.7%
Materials		6.7%
Utilities		5.2%
Energy		4.7%
Health Care		4.3%
Telecommunication Services		4.2%
Cash and Other Assets		4.8%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at December 31, 2010
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock	$ 98,182,261	$ 2,761,262	$ -	$ 100,943,523
Depository Receipts	1,317,226	-	-	1,317,226
Derivatives	-	6,719,594	-	6,719,594
Preferred Stock	1,352,733	-	-	1,352,733
Short Term Investments	$ -	$ 5,493,235	$ -	$ 5,493,235
Total	$ 100,852,220	$ 14,974,091	$ -	$ 115,826,311

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Quantitative Group of Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 22, 2011

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 22, 2011